WILLKIE FARR & GALLAGHER LLP                                  1875 K Street, NW
                                                           Washington, DC 20006

                                                           Tel: 202 303 1000
                                                           Fax: 202 303 2000


VIA EDGAR



May 26, 2006

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549

Re:  Credit Suisse Funds listed on Schedule A


Ladies and Gentlemen:

     On behalf the Credit Suisse Funds listed on Schedule A (the "Funds"), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended ("1934 Act"), and the Investment Company Act of 1940, as amended, the preliminary proxy statement, notice to shareholders and form of proxy card relating to a special meeting of the Funds' respective shareholders.

     The proxy relates the approval of an amended investment advisory agreement between each Fund and Credit Suisse Asset Management, LLC to change the investment advisory fee rate from a fixed rate to a fixed rate plus a variable rate that adjusts upward or downward based upon the Fund's performance relative to its benchmark index during a performance measurement period.

     Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Funds on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission's staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.


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Security and Exchange Commission
May 26, 2006
Page 2


     Should members of the staff have any questions or comments regarding the enclosed materials, they should call the undersigned at (202) 303-1282 or Rose DiMartino of this office at (212) 728-8000.

Very truly yours,

/s/ Marc R. Ponchione

Marc R. Ponchione

Enclosures


cc:      Brooke A. Brown, Esq.
         Rose F. DiMartino, Esq.


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Security and Exchange Commission
May 26, 2006
Page 3


                                   Schedule A


         Credit Suisse Emerging Markets Fund, Inc.
              (Securities Act File No. 33-73498;
              Investment Company Act File No. 811-8252)

         Credit Suisse Trust-Emerging Markets Portfolio
              (Securities Act File No. 33-58125;
              Investment Company Act File No. 811-07261)